Other Equity Instruments - Summary of Coupon Details - Summary of Perpetual Contingent Convertible (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of other equity instruments [line items]
Borrowings		€ 8,524	€ 9,307	€ 12,061
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings		1,218	1,257
Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Borrowings		500	500
Perpetual contingent convertible securities [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings		€ 500	500
EUR 500 million [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Coupon rate		5.625%
Coupon date		Semi-annually, April 15
Borrowing maturity		2029
Borrowings		€ 500	500
Borrowings currency		EUR
EUR 500 million [member] | Perpetual contingent convertible securities [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Coupon rate	[1]	5.625%
Coupon date		Semi-annually, April 15
Borrowing maturity		2029
Borrowings		€ 500	€ 500
Borrowings currency		EUR

[1]	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.